Basis for preparation, consolidation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Basis for preparation, consolidation and accounting policies
Schedule of impact of adoption of IFRS 16 on financial statements

Impact on the consolidated statement of financial position (increase / (decrease)) –

	As of	As of
	December 31,	January 1,
	2019	2019
	US$(000)	US$(000)
Assets
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	6,185	18,528
Deferred income tax asset, net	390	400
Total assets	6,575	18,928

Liabilities
Financial obligations	7,503	19,885
Total liabilities	7,503	19,885

Shareholders’ equity, net
Retained earnings	(928)	(957)
Total shareholders’ equity, net	(928)	(957)

Impact on the consolidated statement of profit or loss (income / (expense)) –

As of
December 31,
2019
US$(000)
Operating costs
Cost of sales of goods, excluding depreciation and amortization	5,991
Depreciation and amortization	(6,751)
Total operating costs	(760)

Operating profit
Administrative expenses	272
Others, net	155
Total operating profit	427

Other income (expense), net
Finance costs	379
Profit (loss) before income tax	46

Impact on the consolidated statement of cash flows (increase / (decrease)) –

2019
US$(000)

Short-term and low-value lease payments	(24,175)
Net cash flows used in operating activities	(24,175)

Short-term lease payments	(7,596)
Net cash flows used in financial activities	(7,596)

Schedule of reconciliation between the balance of assets and liabilities

Below is a reconciliation between the balance of assets and liabilities as of January 1, 2019 under IFRS 16 compared with operating leases under IAS 17 as of December 31, 2018:

US$(000)
Operating lease commitments disclosed as of December 31, 2018	7,330
New operating leases commitments under IFRS 16	16,221
Exceptions:
- Short-term leases not recognized as a liability	(547)
- Low-value leases not recognized as a liability	(3,119)
Additional lease liability recognized as of January 1, 2019	19,885
Plus: Lease liability already recognized as of December 31, 2018	241,653
Lease liability as of January 1, 2019	261,538

Schedule of impact of adoption of IFRIC 23

Impact on the consolidated statement of financial position (increase / (decrease)) –

	As of	As of
	December 31,	January 1,
	2019	2019
	US$(000)	US$(000)

Liabilities
Income tax payable	382	382
Total liabilities	382	382

Shareholders’ equity, net
Retained earnings	(382)	(382)
Total shareholders’ equity, net	(382)	(382)

Schedule of useful lives of assets

Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	6 to 20
Machinery and equipment	5 to 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Schedule of impact of adoption of IFRS 16 on financial statements

The effect of adopting IFRS 16 is, as follows:

Impact on the consolidated statement of financial position

	31 December	1 January
	2019	2019
	US$(000)	US$(000)

Assets
Right-of-use assets	584	342

Total	584	342

Liabilities
Provisions and other accruals	596	362

Total	596	362

Impact on the consolidated statement of profit or loss

31 December
2019
US$(000)

Cost of sales (depreciation)	(270)

Operating profit	(270)
Finance costs	(36)

Profit or loss for the period	(306)

Impact on the consolidated statement of cash flows

31 December
2019
US$(000)

Lease payments	(270)
Interest paid	(26)

Net cash flows	(296)

Schedule of reconciliation between the balance of assets and liabilities

The lease liabilities were determined using an incremental borrow rate of 5.23%. In addition, the reconciliation between the balance of assets and liabilities as of January 1, 2019 under IFRS 16 compared with operating leases under IAS 17 as of December 31, 2018 is as follows:

US$(000)

Operating lease commitments disclosed as of December 31, 2018	450
Exceptions:
- Short-term leases not recognized as a liability	(88)

Additional lease liability recognized as of January 1, 2019	362
Plus: Lease liability already recognized as of December 31, 2018	—

Lease liability as of January 1, 2019	362

Schedule of assets and liabilities originally denominated in Soles

As of December 31, 2019 and 2018, the Company presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2019	2018
	US$(000)	US$(000)

Assets
Cash and cash equivalents	5,140	7,563
Trade and other receivables	27,990	27,335
Prepaid income tax	—	19,239
Value added tax credit	32,831	29,828

Total assets	65,961	83,965

Liabilities
Trade and other payables	13,085	9,586
Income tax payable	23,153	3,552
Provisions, other accruals and liabilities	29,633	3,970

Total liabilities	65,871	17,108

Net asset position	90	66,857

Schedule of useful lives of assets

The useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings and constructions	Between 5 and 10 years
Machinery and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fixtures	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Leach pads and assets retirement and mine closure	Useful life of the mine and (or) process facilities

Schedule of royalty expenses

The Company reclassified royalties expenses for US$23 million and US$26 million in years 2018 and 2017; respectively. Such royalties were presented reducing revenues from the “Revenue from sales” caption and now are presented as part of the “cost applicable to sales” caption.

	2018		2018
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of comprehensive income
Sales	635,393	23,260	658,653
Cost applicable to sales	(596,164)	(23,260)	(619,424)

	2017		2017
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of comprehensive income
Sales	645,176	25,729	670,905
Cost applicable to sales	(746,918)	(25,729)	(772,647)

Schedule of income tax payable

The Company reclassified the amount of US$3.5 million related to mining taxes payable. Such taxes were presented in the “Trade and other payables” caption and now are presented as part of the “Income tax payable” caption.

	2018		2018
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of financial position
Trade and other payables	87,016	(3,552)	83,464
Income tax payable	—	3,552	3,552

Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Schedule of assets and liabilities originally denominated in Soles

US$(000)
Operating lease commitments as of December 31, 2018 (undiscounted)	152,866
Exclude / deduct
Contracts that do not meet the revised definition of a lease	(25,851)
Committed leases not commenced at 1 January 2019	—
Effect of discounting	(31,287)
Discounted recognized lease liabilities as of January 1, 2019	95,728

Schedule of useful lives of assets

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 2 and 30
Transportation units	Between 5 and 7
Furniture and fixtures	Between 7 and 10
Other equipment	Between 3 and 25

Schedule of uncertain tax treatments

2019
US$(000)

Increase in current tax assets	35,701
Increase in current tax liabilities	21,920
Increase in deferred tax liabilities	20,767
Increase in income taxes expense	6,986